Collateralized Transactions (Assets Owned, Pledged As Collateral) (Details) In Millions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)	Sep. 30, 2011 Investment Trust Funds And Other [Member] USD ($)	Sep. 30, 2011 Investment Trust Funds And Other [Member] JPY (¥)	Mar. 31, 2011 Investment Trust Funds And Other [Member] JPY (¥)	Sep. 30, 2011 Equities And Convertible Securities [Member] USD ($)	Sep. 30, 2011 Equities And Convertible Securities [Member] JPY (¥)	Mar. 31, 2011 Equities And Convertible Securities [Member] JPY (¥)	Sep. 30, 2011 Government and Government Agency Securities [Member] USD ($)	Sep. 30, 2011 Government and Government Agency Securities [Member] JPY (¥)	Mar. 31, 2011 Government and Government Agency Securities [Member] JPY (¥)	Sep. 30, 2011 Bank And Corporate Debt Securities [Member] USD ($)	Sep. 30, 2011 Bank And Corporate Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Bank And Corporate Debt Securities [Member] JPY (¥)	Sep. 30, 2011 Commercial Mortgage-Backed Securities ("CMBS") [Member] USD ($)	Sep. 30, 2011 Commercial Mortgage-Backed Securities ("CMBS") [Member] JPY (¥)	Mar. 31, 2011 Commercial Mortgage-Backed Securities ("CMBS") [Member] JPY (¥)	Sep. 30, 2011 Residential Mortgage-Backed Securities ("RMBS") [Member] USD ($)	Sep. 30, 2011 Residential Mortgage-Backed Securities ("RMBS") [Member] JPY (¥)	Mar. 31, 2011 Residential Mortgage-Backed Securities ("RMBS") [Member] JPY (¥)	Sep. 30, 2011 Collateralized Debt Obligations ("CDO") And Other [Member] USD ($)		Sep. 30, 2011 Collateralized Debt Obligations ("CDO") And Other [Member] JPY (¥)		Mar. 31, 2011 Collateralized Debt Obligations ("CDO") And Other [Member] JPY (¥)
Trading assets (without right to sell or repledge)	$ 41,144	¥ 3,169,697	¥ 2,801,277	$ 278	¥ 21,354	¥ 9,652	$ 138	¥ 10,613	¥ 29,935	$ 23,478	¥ 1,808,737	¥ 977,291	$ 1,492	¥ 114,971	¥ 93,250	$ 361	¥ 27,823	¥ 54,725	$ 14,353	¥ 1,105,775	¥ 1,572,177	$ 1,044	[1]	¥ 80,424	[1]	¥ 64,247	[1]
Non-trading debt securities	1,154	88,885	86,234
Investments in and advance to affiliated companies	$ 425	¥ 32,736	¥ 36,639

[1]	Includes collateralized loan obligations (CLO) and asset-backed securities (ABS) (e.g., credit card loans, auto loans, student loans and etc.).